Foreign Currency Transactions - Summary of Exchange Rate in Effect (Detail) - Exchange_Rate	Feb. 20, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign currency transactions [Line Items]
Mexican pesos per one U.S. dollar		19.3615	20.5835	19.9487
Exchange rates in effect [Member]
Foreign currency transactions [Line Items]
Mexican pesos per one U.S. dollar	18.5497